Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary Insurance Information
Deferred acquisition costs	$ 4,679.4	$ 3,749.1	$ 3,398.5	$ 3,509.9
Future policy benefits and claims	40,609.0	40,141.6
Contractholder and other policyholder funds	43,208.2	43,983.3
Premiums and other considerations	5,264.3	4,714.0	5,880.8
Net investment income	2,852.3	3,633.7	3,324.9
Benefits, claims and settlement expenses	5,650.7	6,482.6	7,837.5
Amortization of deferred acquisition costs	383.4	284.2	386.9
Other operating expenses	2,755.8	2,460.4	2,092.8
Retirement and Income Solutions
Supplementary Insurance Information
Deferred acquisition costs	1,271.5	819.4
Future policy benefits and claims	28,322.9	27,716.5
Contractholder and other policyholder funds	35,262.8	35,941.4
Premiums and other considerations	1,959.7	1,883.6	3,221.0
Net investment income	2,252.3	2,674.4	2,457.6
Benefits, claims and settlement expenses	3,228.6	3,450.1	4,899.3
Amortization of deferred acquisition costs	134.2	116.8	82.2
Other operating expenses	1,519.6	1,383.0	1,138.3
U.S. Insurance Solutions
Supplementary Insurance Information
Deferred acquisition costs	3,407.9	2,929.7
Future policy benefits and claims	12,128.2	12,262.1
Contractholder and other policyholder funds	7,943.3	8,039.6
Premiums and other considerations	3,306.7	2,830.4	2,659.8
Net investment income	560.2	907.9	842.0
Benefits, claims and settlement expenses	2,421.1	3,031.7	2,937.2
Amortization of deferred acquisition costs	249.2	167.4	304.7
Other operating expenses	1,019.0	994.4	932.9
Corporate
Supplementary Insurance Information
Future policy benefits and claims	157.9	163.0
Contractholder and other policyholder funds	2.1	2.3
Premiums and other considerations	(2.1)
Net investment income	39.8	51.4	25.3
Benefits, claims and settlement expenses	1.0	0.8	1.0
Other operating expenses	$ 217.2	$ 83.0	$ 21.6